Interest and Finance Costs, net (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Offsetting Assets [Line Items]
Change in fair value of non-hedging financial instruments	$ (10,536)	$ 5,656	$ (770)
Fair value of bunker swap agreement	1,989	(8,755)
Amortization of Debt Issuance Costs	3,246	3,782	4,822
Amortization of Debt Discount (Premium)	603	2,435	0
Debt extinguishment guidance of ASC 470-50 [Member]
Offsetting Assets [Line Items]
Amortization of Debt Issuance Costs	$ 460	766	1,278
Interest Rate Swap [Member]
Offsetting Assets [Line Items]
Number of floating-to-fixed interest rate swaps	11
Notional amount of floating-to-fixed interest rate swaps	$ 503,834
Maturity date	April 2023 through October 2027
Fixed interest rate	1.87%
Floating rate basis	six-month LIBOR
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Cash flow hedge losses	$ 16,151	$ 36,183
Cash flow hedge losses within the next twelve months	6,380
Put Option [Member]
Offsetting Assets [Line Items]
Number of bunker put option agreements held		6
Net premium		$ 1,246
Cash received from terminations	35
Change in fair value of non-hedging financial instruments	$ 0	$ 207
Put Option [Member] | Not Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Number of bunker put option agreements held	0	3
Change in fair value of non-hedging financial instruments	$ (208)	$ 207
Call Option [Member] | Not Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Change in fair value of non-hedging financial instruments		(146)	$ (203)
Number of bunker call option agreements held			1
Fair value asset of bunker swap agreement			$ 147
Swap [Member] | Not Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Change in fair value of non-hedging financial instruments	$ 10,744	$ (5,904)
Number of bunker swap agreements held	12	18
Fair value of bunker swap agreement	$ 1,989	$ (8,755)